Debt and Other Obligations - Local bank loans (Details) ₩ in Billions					12 Months Ended
	May 11, 2018 USD ($)	May 11, 2018 KRW (₩)	Aug. 10, 2017 USD ($) plant	Aug. 10, 2017 KRW (₩) plant	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Number of plants consolidated | plant			2	2
Repayment of debt | $					$ 8,288,000	$ 28,866,000	$ 51,821,000
Term Loan | Term Loan, KEB Hana Bank
Debt Instrument [Line Items]
Term of loan			3 years	3 years
Number of plants consolidated | plant			2	2
Long-term debt | $					$ 0	$ 12,512,000
Repayment of debt	$ 12,300,000	₩ 13.3	$ 21,000,000	₩ 24.0